Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Current	$ 140,423	$ 153,611	$ 102,197
Deferred	(45,673)	(60,212)	(3,292)
Income taxes	$ 94,750	$ 93,399	$ 98,905